Risk Management Activities - Impacts of currency rate risk (Details) - Currency risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Net earnings increase (decrease)	$ (14)	$ (12)	$ (12)
OCI gain	0	1	1
USD
Disclosure of credit risk exposure [line items]
Net earnings increase (decrease)	(12)	(13)	(8)
OCI gain	0	1	1
AUD
Disclosure of credit risk exposure [line items]
Net earnings increase (decrease)	(2)	1	(4)
OCI gain	$ 0	$ 0	$ 0